Stock Based Compensation Plans: (Details 2)	3 Months Ended
Mar. 31, 2016 USD ($) $ / shares shares
Stock Based Compensation Plans: [Abstract]
Outstanding Options Number: $1.92 | shares	875,000
Outstanding Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 | $	$ 2,222,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92	5 years 69 days
Exercisable Options Number: $1.92 | shares	875,000
Exercisable Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Exercisable Options Aggregate Intrinsic Value: $1.92 | $	$ 2,222,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92	5 years 69 days
Outstanding Options Number: $2.89 | shares	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89 | $ / shares	$ 2.89
Outstanding Options Aggregate Intrinsic Value: $2.89 | $	$ 2,544,185
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89	307 days
Exercisable Options Number: $2.89 | shares	1,620,500
Exercisable Options Weighted Average Exercise Price: $2.89 | $ / shares	$ 2.89
Exercisable Options Aggregate Intrinsic Value: $2.89 | $	$ 2,544,185
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89	307 days
Outstanding Options Number: $3.00 | shares	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 | $ / shares	$ 3.00
Outstanding Options Aggregate Intrinsic Value: $3.00 | $	$ 365,000
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00	2 years 73 days
Exercisable Options Number: $3.00 | shares	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 | $ / shares	$ 3.00
Exercisable Options Aggregate Intrinsic Value: $3.00 | $	$ 365,000
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00	2 years 73 days
Outstanding Options Number: $3.89 | shares	100,000
Outstanding Options Weighted Average Exercise Price: $3.89 | $ / shares	$ 3.89
Outstanding Options Aggregate Intrinsic Value: $3.89 | $	$ 57,000
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.89	3 years 350 days
Exercisable Options Number: $3.89 | shares	75,000
Exercisable Options Weighted Average Exercise Price: $3.89 | $ / shares	$ 3.89
Exercisable Options Aggregate Intrinsic Value: $3.89 | $	$ 42,750
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.89	3 years 350 days
Outstanding Options Number: $3.91 | shares	215,000
Outstanding Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Outstanding Options Aggregate Intrinsic Value: $3.91 | $	$ 118,250
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.91	9 years 91 days
Exercisable Options Number: $3.91 | shares	215,000
Exercisable Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Exercisable Options Aggregate Intrinsic Value: $3.91 | $	$ 118,250
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.91	9 years 91 days
Outstanding Options Number: $4.02 | shares	310,000
Outstanding Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Outstanding Options Aggregate Intrinsic Value: $4.02 | $	$ 136,400
Outstanding Options Weighted Average Remaining Contractual Term (Years): $4.02	8 years 117 days
Exercisable Options Number: $4.02 | shares	310,000
Exercisable Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Exercisable Options Aggregate Intrinsic Value: $4.02 | $	$ 136,400
Exercisable Options Weighted Average Remaining Contractual Term (Years): $4.02	8 years 117 days
Outstanding Options Number: $1.92 - $4.02 | shares	3,370,500
Outstanding Options Weighted Average Exercise Price: $1.92 - $4.02 | $ / shares	$ 2.85
Outstanding Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 5,443,335
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	3 years 142 days
Exercisable Options Number: $1.92 - $4.02 | shares	3,345,500
Exercisable Options Weighted Average Exercise Price: $1.92 - $4.02 | $ / shares	$ 2.84
Exercisable Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 5,429,085
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	3 years 139 days